Taxes, Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Tax Payable

	2017	2016
Current
ICMS (I)	497	502
Cofins	126	128
Pasep	27	28
Social security contributions	20	25
Others	35	111

	705	794
Non-current
Cofins (II)	24	595
Pasep (II)	4	129

	28	724

	733	1,518

Amounts to be restituted to customers
Non-current
Pasep and Cofins (II)	1,087	—

	1,087	—

Summary of Income Tax and Social Contribution Tax

	2017	2016
Current
Income	88	19
Social contribution	27	8

	115	27